19) Financial assets and liabilities at fair value through profit or loss (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Financial Assets At Fair Value Through Profit Or Loss Maturity [Abstract]
Maturity of up to one year		R$ 60,438,153	R$ 22,695,708
Maturity of one to five years		165,430,418	162,184,205
Maturity of five to 10 years		28,103,378	44,090,948
Maturity of over 10 years		7,828,437	8,537,678
No stated maturity		14,186,303	12,251,238
Total	[1]	R$ 275,986,689	R$ 249,759,777

[1]	In 2020 and 2019, no reclassifications were made of Financial Assets at fair value through profit or loss for other categories of financial assets.